UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_];  Amendment Number:
      This Amendment (Check only one):      [_]  is a restatement.
                                            [_]  adds new holding entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name:       Attractor Investment Management Inc.
Address:    1325 Fourth Avenue, Suite 1425
            Seattle, WA 98101

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:       Harvey Allison
Title:      President
Phone:      (206) 462-3980

Signature, Place, and Date of Signing:

/s/ Harvey Allison            Seattle, Washington             February 14, 2011

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:         $170780
                                             (thousands)


List of Other Included Managers:                   None






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


                           Form 13F INFORMATION TABLE

Column 1                         Column 2       Column 3  Column 4          Column 5       Column 6   Column 7        Column 8

                                 Title of                   Value   Shrs Or   Sh/   Put/  Investment   Other      Voting Authority
Name of Issuer                    Class          Cusip    x($1000)  Prn Amt   Prn   Call  Discretion  Managers  Sole   Shared  None
3-D SYS CORP DEL                 COM NEW       88554D205    3483     110607   SH             SOLE        N/A   110607
ACME PACKET INC                    COM         004764106   24133     453960   SH             SOLE        N/A   453960
ACTIVISION BLIZZARD INC            COM         00507V109   11688     939540   SH             SOLE        N/A   939540
AMAZON COM INC                     COM         023135106   25958     144210   SH             SOLE        N/A   144210
ANCESTRY COM INC                   COM         032803108    7660     270480   SH             SOLE        N/A   270480
AUTODESK INC                       COM         052769106    6934     181510   SH             SOLE        N/A   181510
CHINACACHE INTL HLDG LTD         SPON ADR      16950M107    1876      90210   SH             SOLE        N/A    90210
CONCUR TECHNOLOGIES INC            COM         206708109     436       8390   SH             SOLE        N/A     8390
CONSTANT CONTACT INC               COM         210313102   12935     417391   SH             SOLE        N/A   417391
EBAY INC                           COM         278642103    7531     270600   SH             SOLE        N/A   270600
GOOGLE INC                         CL A        38259P508   12842      21620   SH             SOLE        N/A    21620
MICROSOFT CORP                     COM         594918104    5036     180430   SH             SOLE        N/A   180430
OPENTABLE INC                      COM         68372A104    8394     119100   SH             SOLE        N/A   119100
QLIK TECHNOLOGIES   INC            COM         74733T105    4264     164836   SH             SOLE        N/A   164836
SALESFORCE COM INC                 COM         79466L302   24027     182020   SH             SOLE        N/A   182020
STRATASYS INC                      COM         862685104    9842     301545   SH             SOLE        N/A   301545
YAHOO INC                          COM         984332106    3741     224950   SH             SOLE        N/A   224950

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